UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21497

ALLIANCEBERNSTEIN CORPORATE SHARES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2010

Date of reporting period: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Corporate Income Shares

Portfolio of Investments

January 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 93.1%
Industrial - 44.8%
Basic - 5.2%
Alcoa, Inc.
5.72%, 2/23/19	$130	$122,626
6.00%, 7/15/13	110	114,969
Commercial Metals Co.
7.35%, 8/15/18	195	207,556
The Dow Chemical Co.
7.375%, 11/01/29	245	266,892
8.55%, 5/15/19	105	125,571
Eastman Chemical Co.
7.25%, 1/15/24	185	207,760
Freeport-McMoRan Copper & Gold, Inc.
8.25%, 4/01/15	250	270,625
International Paper Co.
7.95%, 6/15/18	230	266,524
The Mosaic Co.
7.625%, 12/01/16 (a)	225	245,980
PPG Industries, Inc.
5.75%, 3/15/13	170	185,106
6.65%, 3/15/18	45	50,639

		2,064,248

Capital Goods - 3.5%
Caterpillar, Inc.
7.375%, 3/01/97	350	374,000
CRH America, Inc.
5.30%, 10/15/13	245	258,855
General Electric Co.
5.25%, 12/06/17	520	543,034
Vulcan Materials Co.
7.00%, 6/15/18	200	219,831

		1,395,720

Communications - Media - 5.8%
CBS Corp.
5.625%, 8/15/12	165	174,930
7.875%, 7/30/30	85	93,226

Comcast Cable Communications Holdings, Inc.
8.875%, 5/01/17	175	213,872
9.455%, 11/15/22	145	194,582
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
4.75%, 10/01/14 (a)	155	161,646
News America Holdings, Inc.
8.875%, 4/26/23	310	396,709
Omnicom Group, Inc.
6.25%, 7/15/19	160	174,785
RR Donnelley & Sons Co.
4.95%, 4/01/14	240	241,688
TCI Communications, Inc.
7.875%, 2/15/26	150	175,631
Time Warner Entertainment Co. LP
8.875%, 10/01/12	135	156,864
10.15%, 5/01/12	270	315,307

		2,299,240

Communications - Telecommunications - 5.2%
Ameritech Capital Funding Corp.
6.55%, 1/15/28	565	569,874
Bellsouth Capital Funding Corp.
7.12%, 7/15/97	395	404,152
Embarq Corp.
6.738%, 6/01/13	75	82,514
7.082%, 6/01/16	135	149,857
7.995%, 6/01/36	65	71,397
Qwest Corp.
7.625%, 6/15/15	55	58,163
8.875%, 3/15/12	210	225,488
US Cellular Corp.
6.70%, 12/15/33	135	134,858
Valor Telecommunications Enterprises LLC/Finance Corp.
7.75%, 2/15/15	55	56,994
Verizon New York, Inc.
Series B
7.375%, 4/01/32	290	315,653

		2,068,950

Consumer Cyclical - Automotive - 1.6%
Daimler Finance North America LLC
7.30%, 1/15/12	310	341,046
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)	60	63,087
Johnson Controls, Inc.
5.50%, 1/15/16	225	234,725

		638,858

Consumer Cyclical - Entertainment - 1.7%
Historic TW, Inc.
9.125%, 1/15/13	80	93,686
Time Warner Cos, Inc.
7.57%, 2/01/24	120	136,335
Turner Broadcasting System, Inc.
8.375%, 7/01/13	165	191,688
Viacom, Inc.
6.25%, 4/30/16	225	251,543

		673,252

Consumer Cyclical - Other - 1.2%
Marriott International, Inc.
Series J
5.625%, 2/15/13	250	264,299
Toll Brothers Finance Corp.
5.15%, 5/15/15	235	226,786

		491,085

Consumer Cyclical - Retailers - 1.0%
Kohls Corp.
6.25%, 12/15/17	195	218,642
Nordstrom, Inc.
7.00%, 1/15/38	160	179,664

		398,306

Consumer Non-Cyclical - 10.2%
Allergan, Inc.
5.75%, 4/01/16	195	216,809
Altria Group, Inc.
9.25%, 8/06/19	115	141,595
9.70%, 11/10/18	115	144,027
AmerisourceBergen Corp.
5.875%, 9/15/15	200	221,772
Anheuser-Busch Cos, Inc.
5.50%, 1/15/18	210	222,162
6.50%, 2/01/43	125	131,332
Archer-Daniels-Midland Co.
8.375%, 4/15/17	210	259,925
Avon Products, Inc.
6.50%, 3/01/19	145	164,559
Bristol-Myers Squibb Co.
6.875%, 8/01/97	225	249,778
Bunge Ltd. Finance Corp.
5.35%, 4/15/14	205	214,594
ConAgra Foods, Inc.
9.75%, 3/01/21	180	233,868
Fisher Scientific International, Inc.
6.125%, 7/01/15	140	146,475

Fortune Brands, Inc.
5.375%, 1/15/16	100	103,627
Kraft Foods, Inc.
5.25%, 10/01/13	135	145,142
6.50%, 11/01/31	140	143,441
The Kroger Co.
7.50%, 4/01/31	245	287,707
Quest Diagnostics, Inc.
5.45%, 11/01/15	205	225,697
Reynolds American, Inc.
7.30%, 7/15/15	165	181,146
Safeway, Inc.
7.25%, 2/01/31	225	258,030
Sara Lee Corp.
3.875%, 6/15/13	220	227,199
Whirlpool Corp.
8.60%, 5/01/14	130	150,056

		4,068,941

Energy - 4.7%
Amerada Hess Corp.
7.875%, 10/01/29	154	186,245
Anadarko Petroleum Corp.
5.95%, 9/15/16	310	335,246
ConocoPhillips
6.65%, 7/15/18	390	444,271
Halliburton Co.
7.60%, 8/15/96 (a)	240	292,507
Nabors Industries, Inc.
9.25%, 1/15/19	150	189,212
Noble Energy, Inc.
8.25%, 3/01/19	143	173,539
The Premcor Refining Group, Inc.
7.50%, 6/15/15	266	272,207

		1,893,227

Services - 0.6%
The Western Union Co.
5.93%, 10/01/16	225	250,262

Technology - 2.5%
International Business Machine
5.60%, 11/30/39	445	456,075
Motorola, Inc.
6.50%, 11/15/28	270	245,307
Xerox Corp.
6.40%, 3/15/16	185	204,549
7.625%, 6/15/13	100	102,331

		1,008,262

Transportation - Airlines - 0.6%
Southwest Airlines Co.
5.25%, 10/01/14	220	227,228

Transportation - Railroads - 0.7%
CSX Corp.
7.90%, 5/01/17	240	283,496

Transportation - Services - 0.3%
Fedex Corp.
8.00%, 1/15/19	100	123,386

		17,884,461

Financial Institutions - 40.0%
Banking - 22.9%
American Express Bank FSB
5.50%, 4/16/13	135	144,433
American Express Co.
8.125%, 5/20/19	120	145,127
Bank of America Corp.
5.42%, 3/15/17	500	489,846
The Bear Stearns Co., Inc.
5.55%, 1/22/17	260	270,350
Capital One Financial Corp.
6.15%, 9/01/16	168	172,309
Citigroup, Inc.
4.875%, 5/07/15	320	310,589
5.00%, 9/15/14	565	552,984
6.125%, 8/25/36	115	97,587
Comerica Bank
5.75%, 11/21/16	295	299,147
Countrywide Financial Corp.
6.25%, 5/15/16	318	327,964
Fifth Third Bank
4.75%, 2/01/15	395	381,851
First Union Institutional Capital I
8.04%, 12/01/26	360	365,323
The Goldman Sachs Group, Inc.
5.625%, 1/15/17	385	394,863
6.125%, 2/15/33	590	588,900
HSBC Bank USA
4.625%, 4/01/14	340	358,533
JPMorgan Chase & Co.
5.375%, 1/15/14	215	230,718
6.125%, 6/27/17	255	273,166
JPMorgan Chase Capital XXV
Series Y
6.80%, 10/01/37	300	302,282
Manufacturers & Traders Trust Co.
5.629%, 12/01/21 (b)	270	235,380

Marshall & Ilsley Bank
4.85%, 6/16/15	300	248,876
Merrill Lynch & Co., Inc.
6.11%, 1/29/37	100	91,064
Morgan Stanley
5.30%, 3/01/13	160	171,419
5.375%, 10/15/15	195	205,996
6.00%, 4/28/15	100	107,649
6.625%, 4/01/18	185	202,289
7.25%, 4/01/32	130	149,062
National City Bank
5.80%, 6/07/17	395	412,832
SouthTrust Corp.
5.80%, 6/15/14	315	331,960
Sovereign Bank
5.125%, 3/15/13	335	345,846
State Street Corp.
5.375%, 4/30/17	95	98,728
Union Bank of California
5.95%, 5/11/16	290	302,369
Union Planters Corp.
7.75%, 3/01/11	251	252,910
Wells Fargo & Co.
4.375%, 1/31/13	190	199,863
4.625%, 4/15/14	100	102,621

		9,164,836

Brokerage - 0.9%
Ameriprise Financial, Inc.
5.65%, 11/15/15	200	219,121
Schwab Capital Trust I
7.50%, 11/15/37 (b)	145	140,427

		359,548

Finance - 3.3%
General Electric Capital Corp.
4.875%, 3/04/15	90	94,304
5.40%, 2/15/17	390	407,555
6.375%, 11/15/67 (b)	345	303,169
HSBC Finance Capital Trust IX
5.911%, 11/30/35 (b)	370	312,188
SLM Corp.
5.05%, 11/14/14	230	202,966

		1,320,182

Insurance - 9.9%
Aetna, Inc.
6.00%, 6/15/16	225	244,711
The Allstate Corp.
6.125%, 5/15/37 (b)	160	149,600

Allstate Life Global Funding Trusts
5.375%, 4/30/13	140	151,906
Assurant, Inc.
5.625%, 2/15/14	110	115,211
Cigna Corp
7.875%, 5/15/27	115	131,089
Coventry Health Care, Inc.
5.95%, 3/15/17	35	32,682
6.125%, 1/15/15	20	19,970
6.30%, 8/15/14	95	95,889
Fund American Cos, Inc.
5.875%, 5/15/13	225	232,055
Genworth Financial, Inc.
4.95%, 10/01/15	165	147,233
6.515%, 5/22/18	115	107,063
Guardian Life Insurance
7.375%, 9/30/39 (a)	75	80,326
Hartford Financial Services Group, Inc.
6.10%, 10/01/41	330	288,958
Humana, Inc.
6.45%, 6/01/16	215	225,978
Lincoln National Corp.
8.75%, 7/01/19	82	99,652
Marsh & McLennan Cos, Inc.
5.375%, 7/15/14	165	173,611
MetLife, Inc.
10.75%, 8/01/39	285	356,250
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	120	135,439
Principal Financial Group, Inc.
7.875%, 5/15/14	135	154,519
Prudential Financial, Inc.
5.15%, 1/15/13	130	138,488
Series B
4.50%, 7/15/13	195	199,446
Swiss Re Solutions Holding Corp.
7.00%, 2/15/26	220	225,309
The Travelers Cos, Inc.
6.25%, 6/20/16	230	257,150
UnitedHealth Group, Inc.
4.875%, 3/15/15	140	147,112
Wellpoint, Inc.
5.875%, 6/15/17	20	21,697
7.00%, 2/15/19	35	40,506

		3,971,850

REITS - 3.0%
ERP Operating LP
5.25%, 9/15/14	230	242,208
Health Care Property Investors, Inc.
5.65%, 12/15/13	235	243,045
Health Care REIT, Inc.
6.20%, 6/01/16	205	210,655
Regency Centers LP
5.875%, 6/15/17	165	163,284
Simon Property Group LP
5.625%, 8/15/14	305	322,638

		1,181,830

		15,998,246

Utility - 8.3%
Electric - 4.2%
Allegheny Energy Supply Co. LLC
8.25%, 4/15/12 (a)	95	105,449
Ameren Corp.
8.875%, 5/15/14	200	232,385
Consolidated Edison Co. of New York, Inc.
Series 05-C
5.375%, 12/15/15	115	126,290
Constellation Energy Group, Inc.
4.55%, 6/15/15	140	143,966
Consumers Energy Co.
Series D
5.375%, 4/15/13	165	180,192
Dominion Resources, Inc.
Series 06-B
6.30%, 9/30/66 (b)	315	292,950
Series C
5.15%, 7/15/15	80	86,258
FirstEnergy Corp.
Series C
7.375%, 11/15/31	202	227,307
Nisource Finance Corp.
5.40%, 7/15/14	245	260,746

		1,655,543

Natural Gas - 4.1%
CenterPoint Energy Resources Corp.
Series B
7.875%, 4/01/13	115	131,897
Colorado Interstate Gas Co.
6.80%, 11/15/15	115	130,783
Duke Capital LLC
8.00%, 10/01/19	155	186,828
Energy Transfer Partners LP
6.125%, 2/15/17	255	270,688

Enterprise Products Operating LP
Series B
7.50%, 2/01/11	245	258,842
Kinder Morgan Energy Partners LP
7.40%, 3/15/31	95	106,861
Plains All American Pipeline LP
8.75%, 5/01/19	125	155,557
Southern Union Co.
7.60%, 2/01/24	60	65,953
Williams Co., Inc.
7.625%, 7/15/19	285	342,000

		1,649,409

		3,304,952

Total Corporates - Investment Grades (cost $35,820,463)		37,187,659

CORPORATES - NON-INVESTMENT GRADES - 5.5%
Financial Institutions - 2.5%
Banking - 1.4%
BankAmerica Capital II
Series 2
8.00%, 12/15/26	237	227,520
RBS Capital Trust III
5.512%, 9/30/14 (b)	500	270,000
Zions Bancorporation
5.65%, 5/15/14	75	61,592

		559,112

Finance - 0.4%
International Lease Finance Corp.
5.625%, 9/20/13	160	131,656

Insurance - 0.7%
American International Group, Inc.
6.25%, 3/15/37	495	289,575

		980,343

Industrial - 2.4%
Basic - 0.7%
United States Steel Corp.
6.05%, 6/01/17	205	194,198
Weyerhaeuser Co.
8.50%, 1/15/25	90	94,938

		289,136

Capital Goods - 1.4%
Masco Corp.
4.80%, 6/15/15	205	193,954
Mohawk Industries, Inc.
6.875%, 1/15/16	195	197,925
Textron Financial Corp.
5.40%, 4/28/13	170	174,506

		566,385

Consumer Cyclical - Other - 0.3%
Sheraton Holding Corp.
7.375%, 11/15/15	100	104,000

		959,521

Utility - 0.6%
Electric - 0.6%
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67 (b)	280	245,000

Total Corporates - Non-Investment Grades (cost $2,665,386)		2,184,864

SHORT-TERM INVESTMENTS - 0.5%
Time Deposit - 0.5%
State Street Time Deposit 0.01%, 2/01/10 (cost $215,000)	215	215,000

Total Investments - 99.1% (cost $38,700,849) (c)		39,587,523
Other assets less liabilities - 0.9%		376,048

Net Assets - 100.0%		$39,963,571

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, the aggregate market value of these securities amounted to $1,084,434 or 2.7% of net assets.
(b)	Variable rate coupon, rate shown as of January 31, 2010.
(c)	As of January 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,775,894 and gross unrealized depreciation of investments was $(889,220), resulting in net unrealized appreciation of $886,674.

Glossary:

LP	-	Limited Partnership
REIT	-	Real Estate Investment Trust

AllianceBernstein Corporate Income Shares

January 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporates - Investment Grades	$—	$37,187,659	$—	$37,187,659
Corporates - Non-Investment Grades	—	2,184,864	—	2,184,864
Short-Term Investments	—	215,000	—	215,000

Total Investments in Securities	$—	$39,587,523	$—	$39,587,523
Other Financial Instruments*	—	—	—	—

Total	—	39,587,523	—	39,587,523

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Corporate Shares

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 26, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 26, 2010